Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.5%
BlackRock Advantage Emerging Markets Fund, Class K	950,884	$8,006,441
BlackRock Tactical Opportunities Fund, Class K	819,596	11,564,494
Diversified Equity Master Portfolio	$51,685,354	51,685,354
International Tilts Master Portfolio	$11,794,685	11,794,685
iShares Developed Real Estate Index Fund, Class K	60,327	503,126
iShares MSCI EAFE Small-Cap ETF(b)	89,072	4,344,932

		87,899,032

Fixed-Income Funds — 54.8%
Advantage CoreAlpha Bond Master Portfolio	$39,584,693	39,584,693
BlackRock High Yield Bond Portfolio	339,854	2,202,254
iShares Core U.S. Aggregate Bond ETF(b)	306,191	29,498,441
iShares TIPS Bond ETF(b)	171,664	18,007,554
Master Total Return Portfolio	$29,590,954	29,590,954

		118,883,896

Security	Shares	Value

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	17,188,969	$17,194,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)	7,004,365	7,004,365

		24,198,491

Total Investments — 106.4% (Cost: $180,741,250)		230,981,419

Liabilities in Excess of Other Assets — (6.4)%		(13,904,688)

Net Assets — 100.0%		$217,076,731

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$55,070,280	$—		$(6,527,386	)(a)(b)	$(3,439,732)	$(5,518,469)	$39,584,693	$39,584,693	$834,405		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,776,496	146		(531,297)		7,103	(3,246,007)	8,006,441	950,884	145		—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,813,537	9,401,254	(a)	—		(20,665)	—	17,194,126	17,188,969	30,023	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,135,736	2,868,629	(a)	—		—	—	7,004,365	7,004,365	59,765		—
BlackRock High Yield Bond Portfolio	—	2,208,982		—		—	(6,728)	2,202,254	339,854	760		—
BlackRock Tactical Opportunities Fund, Class K	16,072,201	—		(4,530,417)		42,491	(19,781)	11,564,494	819,596	—		—
Diversified Equity Master Portfolio	69,392,534	—		(1,035,908	)(a)(b)	(1,290,227)	(15,381,045)	51,685,354	$51,685,354	463,143		—
International Tilts Master Portfolio	16,178,960	414,307	(a)(b)	—		(1,374,421)	(3,424,161)	11,794,685	$11,794,685	414,307		—
iShares Core U.S. Aggregate Bond ETF	47,008,033	3,492,069		(14,485,991)		(1,880,314)	(4,635,356)	29,498,441	306,191	539,768		—
iShares Developed Real Estate Index Fund, Class K	7,152,836	50,298		(4,831,209)		(865,671)	(1,003,128)	503,126	60,327	50,298		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF(d)	5,297,885	—		(4,581,454)		(792,205)	75,774	—	—	63,031		—
iShares MSCI EAFE Small-Cap ETF	6,510,272	—		—		—	(2,165,340)	4,344,932	89,072	100,204		—
iShares TIPS Bond ETF	24,067,634	710,001		(2,516,543)		183,078	(4,436,616)	18,007,554	171,664	1,204,429		—
Master Total Return Portfolio	39,411,367	—		(3,012,585	)(a)(b)	(2,365,028)	(4,442,800)	29,590,954	$29,590,954	953,784		—

						$(11,795,591)	$(44,203,657)	$230,981,419		$4,714,062		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	33	12/08/22	$4,192	$(164,486)
S&P/TSE 60 Index	16	12/15/22	2,585	(130,481)
MSCI EAFE Index	68	12/16/22	5,646	(322,377)
Russell 2000 E-Mini Index	83	12/16/22	6,930	(666,457)
10-Year U.S. Treasury Note	57	12/20/22	6,388	(58,741)
U.S. Long Bond	42	12/20/22	5,313	(429,245)
5-Year U.S. Treasury Note	67	12/30/22	7,198	(11,660)

				(1,783,447)

Short Contracts
S&P 500 Micro E-Mini Index	72	12/16/22	1,297	716
Ultra U.S. Treasury Bond	1	12/20/22	137	8,905

				9,621

				$(1,773,826)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	37,670	EUR	37,000	Deutsche Bank AG	12/21/22	$1,187
USD	193,067	JPY	27,289,000	Bank of America N.A.	12/21/22	2,840

						4,027

CAD	3,195,169	USD	2,460,621	Bank of America N.A.	12/21/22	(146,719)

						$(142,692)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$24,418,993	$—	$—	$24,418,993
Fixed-Income Funds	49,708,249	—	—	49,708,249
Money Market Funds	24,198,491	—	—	24,198,491

	$98,325,733	$—	$—	98,325,733

Investments Valued at NAV(a)				132,655,686

				$230,981,419

Derivative Financial Instruments(b)
Assets
Equity Contracts	$716	$—	$—	$716
Foreign Currency Exchange Contracts	—	4,027	—	4,027
Interest Rate Contracts	8,905	—	—	8,905
Liabilities
Equity Contracts	(1,119,315)	(164,486)	—	(1,283,801)
Foreign Currency Exchange Contracts	—	(146,719)	—	(146,719)
Interest Rate Contracts	(499,646)	—	—	(499,646)

	$(1,609,340)	$(307,178)	$—	$(1,916,518)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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